PRIVATE PLACEMENTS (Details Narrative) - USD ($)			12 Months Ended
	Dec. 29, 2022	Dec. 22, 2022	Dec. 31, 2024	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025	Dec. 18, 2024	Dec. 22, 2023
Subsidiary, Sale of Stock [Line Items]
Number of private units issued, price per share							$ 11.41	$ 10.71
Unrealizes loss recognized			$ 92,316
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount					$ 935,000
Promissory Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount					935,000	$ 200,000
Extension Note Two [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount					$ 935,000
Promissory Note 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount				$ 350,000		200,000
Promissory Note 3 [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount				$ 350,000		$ 200,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of additional private units issued		390,000
Sale of stock, description		Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one share of ordinary shares upon the consummation of the Company’s initial business combination (“Private Right”).
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of additional private units issued	40,500
Number of private units issued, price per share	$ 10.00
Proceeds from issuance of private units	$ 405,000